FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Jun. 30, 2023
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES [Abstract]
Credit Risk	The carrying amount of the Group’s financial assets represents the maximum credit risk exposure, as represented below:

		2023	2022
	Note	US$	US$
Cash and cash equivalents	5	11,937,941	5,672,551
Trade and other receivables		228,395	22,540
Other financial assets		–	250,000
		12,166,336	5,945,091

Contractual Maturities of Financial Liabilities
The contractual maturities of financial liabilities, including estimated interest payments, are provided below. There are no netting arrangements in respect of financial liabilities.

	≤1 year	1-5 years	≥5 years	Total contractual cash flows	Carrying amount of liabilities
	US$	US$	US$	US$	US$
2023
Financial liabilities
Trade and other payables	1,180,984	-	-	1,180,984	1,180,984
Lease liabilities	376,655	613,773	-	990,427	943,035
Other loans and borrowings	5,970	27,988	-	33,958	30,862
	1,563,609	641,761	-	2,205,370	2,154,881
2022
Financial liabilities
Trade and other payables	1,899,348	-	-	1,899,348	1,899,348
Lease liabilities	167,619	421,142	-	588,761	506,573
Other loans and borrowings	7,811	31,242	4,556	43,609	36,457
	2,074,778	452,384	4,556	2,531,718	2,442,378

Interest-Bearing Financial Instruments
At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was:

		2023	2022
	Note	US$	US$
Interest-bearing financial instruments
Cash at bank and on hand	5	11,937,941	5,672,551
		11,937,941	5,672,551

Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial Instruments Denominated in Currencies Other Than Functional Currency
At the reporting date, the Group’s exposure to financial instruments denominated in currencies other than the functional currency of the group entity:

Assets and liabilities denominated in currencies other than the functional currency of the group entity	2023 US$ Equivalent	2022 US$ Equivalent
Financial assets
Cash and cash equivalents	8,498,094	2,040,266
Financial liabilities
Trade and other payables	(171,559)	(438,282)
Net exposure	8,326,535	1,601,984

Interest Rate Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis	This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or loss		Equity
	+0.5% US$	-0.5% US$	+0.5% US$	-0.5% US$
2023
Cash and cash equivalents	59,690	(59,690)	59,690	(59,690)
2022
Cash and cash equivalents	28,363	(28,363)	28,363	(28,363)

Foreign Currency Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis	This analysis assumes that all other variables remain constant.

	Profit or loss		Equity
	+10% US$	-10% US$	+10% US$	-10% US$
2023
Group	832,653	(832,653)	832,653	(832,653)
2022
Group	160,198	(160,198)	160,198	(160,198)